Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
April 30, 2023
LDT-NPRT1-0623
1.950976.110
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	2,297,900	40,603,893
Deutsche Telekom AG	728,200	17,558,188
Verizon Communications, Inc.	3,631,887	141,026,172
		199,188,253
Entertainment - 0.8%
Activision Blizzard, Inc.	594,124	46,169,376
Warner Bros Discovery, Inc.	2,335,200	31,782,072
		77,951,448
Interactive Media & Services - 3.3%
Alphabet, Inc. Class A (a)	2,128,734	228,498,308
Meta Platforms, Inc. Class A (a)	389,735	93,661,115
		322,159,423
Media - 2.4%
Comcast Corp. Class A	4,406,159	182,282,798
Omnicom Group, Inc.	581,512	52,667,542
		234,950,340
TOTAL COMMUNICATION SERVICES		834,249,464
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 0.6%
General Motors Co.	1,662,900	54,942,216
Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Holdings, Inc.	551,300	79,398,226
McDonald's Corp.	359,000	106,174,250
		185,572,476
Household Durables - 0.5%
Tempur Sealy International, Inc.	1,274,300	47,748,021
Specialty Retail - 2.3%
Dick's Sporting Goods, Inc.	514,300	74,578,643
Lowe's Companies, Inc.	570,900	118,650,147
Williams-Sonoma, Inc. (b)	291,700	35,307,368
		228,536,158
TOTAL CONSUMER DISCRETIONARY		516,798,871
CONSUMER STAPLES - 7.8%
Beverages - 1.6%
Constellation Brands, Inc. Class A (sub. vtg.)	206,800	47,454,396
Diageo PLC	420,537	19,183,262
Keurig Dr. Pepper, Inc.	963,000	31,490,100
The Coca-Cola Co.	963,400	61,802,110
		159,929,868
Consumer Staples Distribution & Retail - 2.0%
Dollar Tree, Inc. (a)	404,300	62,144,953
U.S. Foods Holding Corp. (a)	559,500	21,484,800
Walmart, Inc.	728,271	109,947,073
		193,576,826
Food Products - 1.1%
Archer Daniels Midland Co.	243,300	18,996,864
Bunge Ltd.	36,700	3,435,120
Freshpet, Inc. (a)	11,700	806,949
Mondelez International, Inc.	969,952	74,414,717
Tyson Foods, Inc. Class A	137,200	8,573,628
		106,227,278
Household Products - 1.9%
Energizer Holdings, Inc.	459,200	15,351,056
Kimberly-Clark Corp.	146,100	21,168,429
Procter & Gamble Co.	922,272	144,224,895
		180,744,380
Tobacco - 1.2%
Altria Group, Inc.	871,100	41,385,961
Philip Morris International, Inc.	732,200	73,198,034
		114,583,995
TOTAL CONSUMER STAPLES		755,062,347
ENERGY - 8.0%
Energy Equipment & Services - 0.9%
Schlumberger Ltd.	1,643,600	81,111,660
Oil, Gas & Consumable Fuels - 7.1%
Canadian Natural Resources Ltd.	1,563,200	95,256,148
Cenovus Energy, Inc. (Canada)	5,975,947	100,301,166
Exxon Mobil Corp.	3,104,100	367,339,191
Hess Corp.	550,600	79,870,036
Valero Energy Corp.	407,100	46,682,157
		689,448,698
TOTAL ENERGY		770,560,358
FINANCIALS - 20.0%
Banks - 9.2%
Bank of America Corp.	8,461,183	247,743,438
BNP Paribas SA	528,700	34,161,099
Citigroup, Inc.	2,690,000	126,618,300
JPMorgan Chase & Co.	994,203	137,438,623
KeyCorp	2,649,300	29,831,118
U.S. Bancorp	2,331,200	79,913,536
Wells Fargo & Co.	5,994,643	238,287,059
		893,993,173
Capital Markets - 2.4%
Bank of New York Mellon Corp.	3,401,781	144,881,853
BlackRock, Inc. Class A	72,162	48,435,134
Cboe Global Markets, Inc.	270,940	37,850,318
		231,167,305
Consumer Finance - 0.5%
Capital One Financial Corp.	524,716	51,054,867
Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	280,034	92,005,171
Block, Inc. Class A (a)	155,500	9,452,845
Fiserv, Inc. (a)	451,700	55,161,604
FleetCor Technologies, Inc. (a)	258,600	55,319,712
		211,939,332
Insurance - 5.7%
Arthur J. Gallagher & Co.	141,200	29,378,072
Chubb Ltd.	546,500	110,152,540
Globe Life, Inc.	350,500	38,036,260
Hartford Financial Services Group, Inc.	1,389,879	98,667,510
Progressive Corp.	366,900	50,045,160
The Travelers Companies, Inc.	1,213,630	219,836,938
		546,116,480
TOTAL FINANCIALS		1,934,271,157
HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	826,700	91,325,549
Becton, Dickinson & Co.	292,700	77,363,537
Boston Scientific Corp. (a)	1,783,300	92,945,596
Medtronic PLC	178,300	16,216,385
		277,851,067
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	575,300	95,988,805
Centene Corp. (a)	844,200	58,190,706
Cigna Group	338,700	85,789,323
CVS Health Corp.	512,800	37,593,368
Molina Healthcare, Inc. (a)	116,500	34,704,185
UnitedHealth Group, Inc.	140,600	69,187,854
		381,454,241
Life Sciences Tools & Services - 3.0%
Danaher Corp.	457,600	108,410,016
Thermo Fisher Scientific, Inc.	329,200	182,673,080
		291,083,096
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	985,100	65,775,127
Eli Lilly & Co.	59,200	23,434,912
Johnson & Johnson	1,440,306	235,778,092
Merck & Co., Inc.	837,200	96,671,484
Pfizer, Inc.	2,518,500	97,944,465
		519,604,080
TOTAL HEALTH CARE		1,469,992,484
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
Northrop Grumman Corp.	139,156	64,188,488
Raytheon Technologies Corp.	372,592	37,221,941
The Boeing Co. (a)	645,015	133,376,202
		234,786,631
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc. (b)	486,000	49,022,820
FedEx Corp.	457,411	104,189,078
		153,211,898
Construction & Engineering - 0.5%
Fluor Corp. (a)	1,598,000	46,437,880
Electrical Equipment - 0.7%
Sensata Technologies, Inc. PLC	1,629,170	70,787,437
Ground Transportation - 1.8%
Knight-Swift Transportation Holdings, Inc. Class A	823,700	46,390,784
U-Haul Holding Co. (non-vtg.)	818,100	44,259,210
XPO, Inc. (a)	1,814,100	80,146,938
		170,796,932
Industrial Conglomerates - 1.8%
3M Co.	206,616	21,946,752
General Electric Co.	1,588,112	157,175,445
		179,122,197
Machinery - 1.1%
Flowserve Corp.	1,451,211	48,455,935
Timken Co.	709,100	54,494,335
		102,950,270
Professional Services - 0.7%
Concentrix Corp.	310,726	29,988,166
Manpower, Inc.	534,000	40,429,140
		70,417,306
TOTAL INDUSTRIALS		1,028,510,551
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 1.4%
Cisco Systems, Inc.	2,847,464	134,542,674
Electronic Equipment, Instruments & Components - 1.5%
Jabil, Inc.	268,211	20,960,690
TD SYNNEX Corp.	236,907	21,094,199
Teledyne Technologies, Inc. (a)	103,149	42,744,946
Vontier Corp.	2,235,228	60,641,736
		145,441,571
IT Services - 1.3%
Amdocs Ltd.	525,288	47,932,530
GoDaddy, Inc. (a)	390,045	29,518,606
IBM Corp.	399,149	50,456,425
		127,907,561
Semiconductors & Semiconductor Equipment - 1.6%
Microchip Technology, Inc.	1,312,140	95,773,099
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	682,805	57,560,462
		153,333,561
Software - 1.4%
Adobe, Inc. (a)	99,557	37,588,741
Dropbox, Inc. Class A (a)	1,060,578	21,572,157
Gen Digital, Inc.	1,316,492	23,262,414
Salesforce, Inc. (a)	275,382	54,627,527
		137,050,839
TOTAL INFORMATION TECHNOLOGY		698,276,206
MATERIALS - 4.3%
Chemicals - 2.2%
Axalta Coating Systems Ltd. (a)	1,522,100	48,052,697
Eastman Chemical Co.	421,600	35,528,232
Olin Corp.	907,351	50,267,245
The Chemours Co. LLC	1,320,500	38,386,935
Westlake Corp.	390,700	44,453,846
		216,688,955
Containers & Packaging - 0.9%
Crown Holdings, Inc.	452,900	38,849,762
O-I Glass, Inc. (a)	2,007,565	45,109,986
		83,959,748
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	1,909,100	72,373,981
Glencore PLC	7,224,000	42,640,623
		115,014,604
TOTAL MATERIALS		415,663,307
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
American Tower Corp.	126,700	25,896,213
Equinix, Inc.	12,000	8,688,960
Equity Lifestyle Properties, Inc.	864,500	59,564,050
Essex Property Trust, Inc.	261,700	57,503,341
Host Hotels & Resorts, Inc.	1,916,700	30,993,039
Invitation Homes, Inc.	1,967,200	65,645,464
Mid-America Apartment Communities, Inc.	219,900	33,820,620
Prologis (REIT), Inc.	633,463	79,341,241
Welltower, Inc.	796,800	63,122,496
		424,575,424
Real Estate Management & Development - 0.0%
Cushman & Wakefield PLC (a)	540,700	5,325,895
TOTAL REAL ESTATE		429,901,319
UTILITIES - 5.5%
Electric Utilities - 3.6%
Constellation Energy Corp.	795,533	61,574,254
Edison International	890,200	65,518,720
Evergy, Inc.	634,600	39,415,006
PG&E Corp. (a)	5,129,648	87,768,277
Southern Co.	1,306,000	96,056,300
		350,332,557
Independent Power and Renewable Electricity Producers - 1.1%
The AES Corp.	2,600,200	61,520,732
Vistra Corp.	1,728,933	41,252,341
		102,773,073
Multi-Utilities - 0.8%
Sempra Energy	528,500	82,176,465
TOTAL UTILITIES		535,282,095
TOTAL COMMON STOCKS (Cost $7,746,145,853)		9,388,568,159

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (c)	204,000,331	204,041,131
Fidelity Securities Lending Cash Central Fund 4.88% (c)(d)	83,964,554	83,972,950
TOTAL MONEY MARKET FUNDS (Cost $288,013,220)		288,014,081

Equity Funds - 0.9%
	Shares	Value ($)
Domestic Equity Funds - 0.9%
iShares Russell 1000 Value Index ETF (Cost $83,036,257)	559,000	86,438,170

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $8,117,195,330)	9,763,020,410
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(72,554,272)
NET ASSETS - 100.0%	9,690,466,138

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	200,523,919	1,374,753,200	1,371,235,988	2,599,934	-	-	204,041,131	0.5%
Fidelity Securities Lending Cash Central Fund 4.88%	117,148,435	207,182,452	240,357,937	16,131	-	-	83,972,950	0.3%
Total	317,672,354	1,581,935,652	1,611,593,925	2,616,065	-	-	288,014,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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